[Letterhead of Fried, Frank, Harris, Shriver & Jacobson LLP]

Direct Line: 212.859.8277 Fax: 212.859.8589 diprero@friedfrank.com
March 8, 2005

By Electronic Submission
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:
    Community Health Systems, Inc.

Ladies and Gentlemen:

        On behalf of Community Health Systems, Inc., a Delaware corporation (the "Company"), and pursuant to the Securities Act of 1933, as amended, we are filing by direct electronic transmission a copy of Amendment No. 1 to the Company's Registration Statement on Form S-4 (File No. 333-122979) relating to the offer to exchange 6 1/2% senior subordinated notes due 2012 for the Company's currently outstanding $300,000,000 aggregate principal amount of 6 1/2% senior subordinated notes due 2012.

        Please direct any questions or comments that the Staff may have with regard to the filing to the undersigned at the above-referenced number.

Sincerely,
/s/ Ronald J. DiPrete Ronald J. DiPrete
cc:
Rachel A. Seifert
Community Health Systems, Inc.